united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd St., Suite 100 Elkhorn, NE 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 4/30

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

HOLBROOK INCOME FUND

Class I Shares (HOBIX)

Investor Class Shares (HOBEX)

Class A Shares (HOBAX)

Semi-Annual Report

October 31, 2021

Advised by:
Holbrook Holdings, Inc.
1032 Windy Elm Drive
Smyrna, GA 30082

www.holbrookholdings.com

1-877-345-8646

Distributed by Northern Lights Distributors, LLC

Member FINRA

Holbrook Income Fund
Portfolio Review (Unaudited)
October 31, 2021

The Fund’s performance figures* for each period ended October 31, 2021, compared to its benchmark:

			Annualized	Annualized
	Six Months Return	1 Year Return	Since Inception (a)	Since Inception (b)
Class I	2.23%	12.30%	5.56%	N/A
Investor Class	1.98%	11.67%	5.04%	N/A
Class A	N/A	N/A	N/A	0.59%
Class A with load	N/A	N/A	N/A	-0.71%
Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index (c)	-0.24%	0.02%	1.74%	-0.33%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 31, 2021 the Fund’s total annual operating expenses are 1.14% for Class I, 1.64% for Investor Class and 1.39% for Class A shares. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation) will not exceed 1.30%, 1.80% and 1.55% of average daily net assets attributable to Class I shares, Investor Class shares and Class A shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I and Investor Class.

(b)	Inception date is July 23, 2021 for Class A.

(c)	The Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is a subset of the Bank of America Merrill Lynch U.S. Government/Corporate Index and tracks the performance of investment-grade debt securities with a remaining term to final maturity of less than 3 years. Investors cannot invest directly in an index. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Top 10 Holdings by Industry	% of Net Assets
CLO	32.0%
Asset Management	22.1%
Institutional Financial Services	9.0%
Specialty Finance	5.8%
Banking	5.3%
Oil & Gas Producers	2.8%
Metals & Mining	2.7%
Real Estate Services	2.5%
Other ABS	2.0%
Residential Mortgage	2.0%
Other Assets Less Liabilities	13.8%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
October 31, 2021

Shares		Variable Rate (%)	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 3.5%
	ASSET MANAGEMENT - 0.5%
75,200	Gladstone Investment Corp.		5.000		5/1/2026	$1,966,480
40,413	RiverNorth Specialty Finance Corp.		5.875		10/31/2024	1,025,681
						2,992,161
	INDUSTRIAL SUPPORT SERVICES - 0.1%
27,017	Alta Equipment Group, Inc.		10.000		Perpetual	763,501

	OIL & GAS PRODUCERS - 0.3%
60,228	Global Partners LP		9.500		Perpetual	1,594,235

	REAL ESTATE SERVICES - 1.6%
6,680	UIRC-GSA International LLC **		6.000	++	Perpetual	6,980,600
3,000	UIRC-GSA International LLC **		6.500	++	Perpetual	3,030,000
						10,010,600
	REIT - 0.8%
200,000	Vinebrook Homes Trust, Inc. **^		6.500		10/7/2027	5,200,000

	SPECIALTY FINANCE - 0.2%
12,000	Priority Income Fund, Inc.		6.250		6/30/2026	304,800
35,000	Priority Income Fund, Inc.		6.000		12/31/2026	889,000
						1,193,800

	TOTAL PREFERRED STOCK (Cost - $21,075,424)					21,754,297

Principal
	ASSET BACKED SECURITIES - 38.9%
	AUTO LOAN - 0.5%
$2,000,000	Luxury Lease Partners Auto Lease Trust 2019-ARC1 **		8.000		12/15/2026	2,046,205
1,250,000	Luxury Lease Partners Auto Lease Trust 2021-ARC2 **		7.000		7/15/2027	1,274,412
						3,320,617
	CLO - 32.0%
4,000,000	Bain Capital Credit CLO 2019-1**	3 Month LIBOR + 1.550%	1.674	+	4/19/2034	3,999,992
10,000,000	Brightwood Capital MM CLO 2019-1 Ltd. **		2.800		11/15/2030	9,999,671
3,000,000	Brightwood Capital MM CLO 2019-1 Ltd. **	3 Month LIBOR + 2.900%	0.000	+	11/15/2030	3,000,000
1,000,000	Brightwood Capital MM CLO 2019-1 Ltd. **	3 Month LIBOR + 4.000%	0.000	+	11/15/2030	1,000,000
3,000,000	Brightwood Capital MM CLO 2020-1 Ltd.**		4.290		12/15/2028	2,975,508
6,500,000	Brightwood Capital MM CLO 2020-1 Ltd.**	3 Month LIBOR + 5.400%	5.516	+	12/15/2028	6,478,589
5,010,000	Catamaran CLO 2013-1 Ltd.**	3 Month LIBOR + 1.800%	1.934	+	1/27/2028	5,014,018
5,750,000	Catamaran CLO 2013-1 Ltd.**	3 Month LIBOR + 2.800%	2.935	+	1/27/2028	5,797,380
5,000,000	Catamaran CLO 2014-1 Ltd.**	3 Month LIBOR + 2.160%	2.288	+	4/22/2030	5,006,250
5,000,000	Cathedral Lake VI 2021-6 Ltd.**	3 Month LIBOR + 1.950%	2.074	+	4/25/2034	5,007,650
5,000,000	CFIP CLO 2013-1 Ltd.**	3 Month LIBOR + 2.700%	2.832	+	4/20/2029	4,999,970
5,000,000	Columbia Cent CLO 2021-31A Ltd.**	3 Month LIBOR + 1.550%	1.681	+	4/20/2034	4,999,990
5,000,000	Deerpath Capital CLO 2021-1 Ltd.**	3 Month LIBOR + 1.650%	1.772	+	4/17/2033	4,999,410
5,000,000	Deerpath Capital CLO 2021-1 Ltd.**	3 Month LIBOR + 2.000%	2.122	+	4/17/2033	4,999,360
5,000,000	Fortress Credit Bsl XI 2021-3 Ltd.**	3 Month LIBOR + 1.800%	0.000	+	7/20/2034	4,999,895
2,750,000	Gallatin CLO IX 2018-1 Ltd.**	3 Month LIBOR + 2.100%	2.230	+	1/21/2028	2,737,298
5,000,000	Golub Capital Partners CLO 19B-R Ltd.**	3 Month LIBOR + 1.130%	1.262	+	4/20/2034	4,999,995
6,000,000	Greywolf CLO II 2013-1 Ltd.**	3 Month LIBOR + 7.050%	7.174	+	4/15/2034	5,994,564
2,000,000	Halcyon Loan Advisors Funding 2014-1 Ltd.**	3 Month LIBOR + 3.500%	3.622	+	4/18/2026	1,999,762
2,000,000	Halcyon Loan Advisors Funding 2017-2 Ltd.**	3 Month LIBOR + 2.100%	2.222	+	1/17/2030	1,997,488
3,725,000	Highbridge Loan Management 7-2015 Ltd.**	3 Month LIBOR + 1.700%	1.825	+	3/15/2027	3,729,656
2,610,000	JMP Credit Advisors Clo IV 2017-1 Ltd.**	3 Month LIBOR + 2.650%	2.772	+	7/17/2029	2,614,588
4,000,000	Lockwood Grove CLO 2014-1 LTD.**	3 Month LIBOR + 2.000%	2.124	+	1/25/2030	3,982,648
8,300,000	Madison Park Funding L 2021-50 Ltd.**	3 Month LIBOR + 1.400%	1.524	+	4/19/2034	8,299,983
4,650,000	Marathon CLO 14 2019-2 Ltd.**	3 Month LIBOR + 2.460%	2.591	+	1/20/2033	4,666,182
6,000,000	Monroe Capital Mml Clo XI 2021-1A Ltd.	3 Month LIBOR + 1.900%	2.074	+	5/20/2033	5,999,928
3,000,000	PennantPark CLO 2020-2 Ltd. **	3 Month LIBOR + 4.250%	4.374	+	1/15/2032	2,999,940
5,000,000	PennantPark CLO 2021-3 Ltd. **	3 Month LIBOR + 2.800%	0.000	+	10/22/2032	5,000,000
2,250,000	PennantPark CLO 2020-3 Ltd. **	3 Month LIBOR + 4.100%	0.000	+	10/22/2032	2,250,000
1,825,000	PennantPark CLO II 2020-2 Ltd.**	3 Month LIBOR + 6.500%	6.624	+	1/15/2032	1,824,916
5,000,000	Saranac CLO III 2014-3 Ltd. **	3 Month LIBOR + 2.350%	2.475	+	6/22/2030	4,976,375
1,000,000	Saranac Clo VIII 2020-8 Ltd.**		4.325		2/20/2033	1,003,310
3,000,000	Saratoga Investment Corp CLO 2013-1 Ltd.**	3 Month LIBOR + 4.000%	4.132	+	4/20/2033	2,999,961
4,000,000	Saratoga Investment Corp CLO 2013-1 Ltd.**	3 Month LIBOR + 7.500%	7.631	+	4/20/2033	3,947,644
2,750,000	SP 2021-1A C	3 Month LIBOR + 3.000%	3.085	+	10/15/2032	2,749,915
2,000,000	Tiaa Clo III 2017-2 Ltd.**	3 Month LIBOR + 1.500%	1.622	+	1/16/2031	2,004,636
5,000,000	Tralee CLO II 2013-1 Ltd.**	3 Month LIBOR + 2.800%	2.932	+	7/20/2029	4,998,060
6,000,000	Trysail CLO 2021-1 Ltd.**	3 Month LIBOR + 1.850%	1.982	+	7/20/2032	5,999,982
5,800,000	Venture XXIII CLO 2016-23 Ltd.**	3 Month LIBOR + 7.550%	7.674	+	7/19/2034	5,744,047
1,365,000	Z Capital Credit Partners CLO 2015-1 Ltd.**	3 Month LIBOR + 1.450%	1.572	+	7/16/2027	1,363,343
5,698,000	Z Capital Credit Partners CLO 2015-1 Ltd.**	3 Month LIBOR + 1.850%	1.972	+	7/16/2027	5,697,983
3,000,000	Z Capital Credit Partners CLO 2019-1 Ltd.**	3 Month LIBOR + 2.900%	3.022	+	7/16/2031	3,000,000
1,500,000	Zais CLO 3 2015-1 Ltd.**	3 Month LIBOR + 2.650%	2.774	+	7/15/2031	1,488,981
3,420,000	Zais CLO 5 2016-2 Ltd.**	3 Month LIBOR + 2.400%	2.524	+	10/15/2028	3,428,482
2,000,000	Zais CLO 5 2016-2 Ltd.**	3 Month LIBOR + 3.300%	3.424	+	10/15/2028	1,976,618

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
October 31, 2021

Principal						Fair Value
	ASSET BACKED SECURITIES - 38.9% (Continued)
	CLO - 32.0% (Continued)
$2,000,000	Zais CLO 8 2018-1 Ltd.**	3 Month LIBOR + 1.750%	1.874	+	4/15/2029	$1,989,928
5,000,000	Zais CLO 9 2018-2 Ltd.**	3 Month LIBOR + 2.350%	2.482	+	7/20/2031	5,013,550
1,000,000	Zais CLO 11 2018-11 Ltd.**	3 Month LIBOR + 2.250%	2.382	+	1/20/2032	1,008,994
3,100,000	Zais CLO 11 2018-11 Ltd.**	3 Month LIBOR + 2.900%	3.031	+	1/20/2032	3,102,363
2,000,000	Zais CLO 17 2021-17 Ltd.**	3 Month LIBOR + 2.680%	2.841	+	10/20/2033	1,999,948
						196,868,751
	CMO - 1.7%
1,500,000	Capital Funding Mortgage Trust 2021-24 **	1 Month LIBOR + 3.000%	4.250	+	9/4/2023	1,512,178
1,956,110	Farmer Mac Agricultural Real Estate Trust 1992-A **		3.249	+	1/25/2051	1,736,048
1,650,000	PRPM 2020-2, LLC **		5.000	++	8/25/2025	1,663,989
2,350,000	PRPM 2020-6, LLC **		4.703	++	11/25/2025	2,356,953
3,000,000	VCAT 2021-NPL5, LLC **		3.844	++	9/25/2051	2,973,546
						10,242,714
	NON AGENCY CMBS - 0.7%
1,000,000	Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 **		6.343	+	1/25/2051	1,092,872
171,250	XCALI 2020-1 Mortgage Trust **	1 Month LIBOR + 8.000%	9.000	+	5/26/2024	173,814
3,000,000	XCALI 2020-5 Mortgage Trust **	1 Month LIBOR + 3.250%	4.250	+	10/15/2023	3,023,814
						4,290,500
	OTHER ABS - 2.0%
1,957,750	Coinstar Funding, LLC Series 2017-1 **		5.216		4/25/2047	1,957,997
144,309	New Residential Mortgage, LLC 2018-FNT2 **		3.790		7/25/2054	144,642
1,724,324	New Residential Mortgage, LLC 2020-FNT2 **		5.437		7/25/2025	1,759,058
3,372,672	New Residential Mortgage, LLC **		5.437		6/25/2025	3,427,510
5,248,537	NRZ Excess Spread-Collateralized Notes Series 2020-PLS1 **		3.844		12/25/2025	5,284,275
						12,573,482
	RESIDENTIAL MORTGAGE - 2.0%
7,500,000	VCAT 2021-NPL1, LLC **		4.826	++	12/26/2050	7,469,614
5,000,000	VCAT Asset Securitization, LLC **		3.967	++	9/25/2051	4,968,681
						12,438,295

	TOTAL ASSET BACKED SECURITIES (Cost - $239,611,496)					239,734,359

	CONVERTIBLE BONDS - 0.5%
	SPECIALTY FINANCE - 0.5%
225,000	Exantas Capital Corp.		4.500		8/15/2022	223,805
2,668,000	New York Mortgage Trust, Inc.		6.250		1/15/2022	2,694,680
	TOTAL CONVERTIBLE BONDS (Cost - $2,907,698)					2,918,485

	CORPORATE BONDS - 54.9%
	ASSET MANAGEMENT - 21.6%
6,983,000	Apollo Investment Corp.		5.250		3/3/2025	7,275,253
24,550	B. Riley Financial, Inc.		6.750		5/31/2024	635,600
74,910	B. Riley Financial, Inc.		5.500		3/31/2026	2,051,785
20,000	B. Riley Financial, Inc.		6.500		9/30/2026	532,200
2,000,000	Capital Southwest Corp.		3.375		10/1/2026	2,035,000
122,519	Capitala Finance Corp.		4.500		5/31/2022	3,100,956
339,254	Capitala Finance Corp.		4.500		5/31/2022	8,630,622
3,000,000	Fidus Investment Corp.		4.750		1/31/2026	3,166,649
67,193	First Eagle Alternative Capital BDC, Inc.		6.125		10/30/2023	1,691,711
140,000	First Eagle Alternative Capital BDC, Inc.		5.000		5/25/2026	3,675,000
8,000,000	Gladstone Capital Corp.		5.125		1/31/2026	8,500,000
5,496	Great Elm Capital Corp.		6.750		6/30/2026	138,224
298,928	Great Elm Capital Corp.		5.875		6/30/2026	7,625,653
176,300	Hennessy Advisors, Inc.		4.875		12/31/2026	4,522,095
184,632	Horizon Technology Finance Corp.		4.875		3/30/2026	4,791,200
6,000,000	Investcorp Credit Management BDC, Inc.		4.875		4/1/2026	6,051,143
2,000,000	Medallion Financial Corp.**		7.500		12/30/2027	2,060,000
8,500,000	Monroe Capital Corp.		4.750		2/15/2026	8,678,914
181,514	Newtek Business Services Corp.		5.750		8/1/2024	4,601,380
250,670	Newtek Business Services Corp.		5.500		2/1/2026	6,434,699
10,000	OFS Credit Co., Inc.		6.125		4/30/2026	254,000
27,594	Oxford Square Capital Corp.		6.250		4/30/2026	711,925
7,000,000	PennantPark Floating Rate Capital Ltd.		4.250		4/1/2026	7,039,522
7,027,000	PennantPark Investment Corp.		4.500		5/1/2026	7,140,625
2,500,000	PennantPark Investment Corp.		4.000		11/1/2026	2,489,744
286,948	PhenixFIN Corp.		6.125		3/30/2023	7,259,784
89,442	Saratoga Investment Corp.		7.250		6/30/2025	2,328,175
9,750,000	Saratoga Investment Corp.		4.375		2/28/2026	10,020,502
363,500	Trinity Capital, Inc.		7.000		1/16/2025	9,516,430
						132,958,791

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2021

Principal		Variable Rate (%)	Coupon%		Maturity	Fair Value
	CORPORATE BONDS - 54.9% (Continued)
	BANKING - 5.3%
$250,000	Bank of America Corp.	4*(CMS30-CMS2)	5.440	+	7/11/2033	$231,250
1,451,000	Bank of Nova Scotia	4*(CMS30-CMS2)	4.580	+	7/29/2033	1,334,920
5,306,000	Bank of Nova Scotia	4*(USISDA30-USISDA02)	4.580	+	1/30/2034	4,881,520
862,000	Bank of Nova Scotia ^	4*(USISDA30-USISDA02)	4.400	+	5/29/2034	793,040
217,000	BNP Paribas SA	4*(USISDA30-USISDA05)	1.372	+	4/30/2033	166,005
230,000	Citigroup, Inc.		5.124	+	12/23/2029	221,950
1,340,000	Citigroup, Inc.	4*(CMS30-CMS2)	4.244	+	8/19/2030	1,262,950
1,217,000	Citigroup, Inc.	9*(USISDA30-USISDA05)	4.140	+	6/18/2034	1,107,470
459,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	5.432	+	10/31/2034	436,050
1,189,000	Citigroup, Inc.	4*(CMS30-CMS2)	7.380	+	1/30/2035	1,087,935
1,785,000	Citigroup, Inc.	10*(USISDA30-USISDA02)	9.840	+	4/30/2035	1,660,050
60,000	Citigroup, Inc.		6.540	+	8/19/2035	54,900
354,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	4.392	+	8/31/2035	320,370
1,251,000	Citigroup, Inc.	MULT*(USISDA30-USISDA02)	10.000	+	10/30/2035	1,144,665
65,000	Citigroup, Inc.	15*(USISDA30-USISDA02)	10.000	+	11/30/2035	59,475
1,220,000	Credit Suisse AG	8*(USISDA30-USISDA02)	9.863	+	7/31/2030	1,268,800
1,518,000	Credit Suisse AG	7*(USISDA30-USISDA02)	9.450	+	8/28/2030	1,563,540
507,000	Credit Suisse AG	10*(USISDA30-USISDA02)	9.864	+	9/30/2030	522,210
1,056,000	Credit Suisse AG		10.000		1/29/2031	1,106,160
158,000	Credit Suisse AG	12*(USISDA30-USISDA02)	9.996	+	4/29/2031	164,320
7,000,000	Credit Suisse AG	12*(USISDA30-USISDA02)	8.500	+	12/15/2026	6,999,136
2,194,000	JPMorgan Chase & Co.	4*(CMS30-CMS2)	4.468	+	4/30/2034	2,040,420
500,000	Natixis US Medium-Term Note Program LLC		5.812	+	6/30/2029	485,000
1,303,000	Natixis US Medium-Term Note Program LLC	4.5*(USISDA30-USISDA05)	3.388	+	8/29/2033	1,198,760
561,000	Natixis US Medium-Term Note Program LLC	5*(USISDA30-USISDA05)	5.805	+	11/27/2033	518,925
1,778,000	Natixis US Medium-Term Note Program LLC	7.5*(USISDA30-USISDA05-0.25%)	4.552	+	7/31/2034	1,617,980
50,000	Royal Bank of Canada	4.5*(USISDA30-USISDA05)	2.066	+	6/30/2029	45,250
230,000	Royal Bank of Canada	7.5*(CMS30-CMS5)	3.773	+	8/28/2034	212,750
						32,505,801
	CHEMICALS - 0.3%
2,000,000	C3 Nano, Inc.**		6.500		2/15/2024	2,020,000

	COMMERCIAL SUPPORT SERVICES - 1.4%
364,171	Charah Solutions, Inc.		8.500		8/31/2026	8,944,040

	ELECTRICAL EQUIPMENT - 0.3%
65,211	Babcock & Wilcox Enterprises, Inc.		8.125		2/28/2026	1,716,354

	ENTERTAINMENT CONTENT - 0.5%
131,795	Chicken Soup For The Soul Entertainment, Inc.		9.500		7/31/2025	3,398,993

	INSTITUTIONAL FINANCIAL SERVICES - 5.8%
80,000	Arlington Asset Investment Corp.		6.000		8/1/2026	2,002,400
2,000,000	Cowen, Inc.		7.250		5/6/2024	2,147,750
939,000	Goldman Sachs Group, Inc.		2.840	+	6/19/2028	863,880
249,000	Jefferies Group LLC	7.5*(USISDA30-USUSDA02)	10.000	+	5/31/2034	256,470
4,484,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	10.000	+	6/30/2037	4,640,940
975,000	Jefferies Group LLC		9.000	+	7/31/2037	1,061,580
556,000	Jefferies Group LLC	9*(USISDA10-USISDA02)	8.000	+	8/31/2037	572,680
1,813,000	Jefferies Group LLC	8*(USISDA10-USISDA02)	8.000	+	9/30/2037	1,831,130
4,262,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	10.000	+	10/31/2037	4,411,170
1,968,000	Morgan Stanley		6.690	+	7/20/2025	2,027,040
411,000	Morgan Stanley	4*(USISDA30-USISDA02)	5.812	+	6/30/2026	408,945
960,000	Morgan Stanley		9.443	+	7/29/2026	1,003,200
1,920,000	Morgan Stanley	5*(USISDA30-USISDA02)	7.265	+	3/30/2027	1,920,000
232,000	Morgan Stanley		10.000	+	5/31/2027	241,280
328,000	Morgan Stanley		4.396	+	6/7/2028	305,040
215,000	Morgan Stanley	4.5*(USISDA30-USISDA05)	3.438	+	7/31/2028	201,025
827,000	Morgan Stanley	4*(USISDA30-USISDA02)	7.088	+	8/19/2028	789,785
151,000	Morgan Stanley		8.850	+	8/30/2028	151,000
2,269,000	Morgan Stanley	5*(USISDA30-USISDA02)	8.586	+	8/30/2028	2,269,000
753,000	Morgan Stanley	5*(USISDA30-USISDA02)	6.915	+	10/15/2028	753,000
1,074,000	Morgan Stanley		5.392	+	10/31/2028	998,820
57,000	Morgan Stanley	4*(USISDA30-USISDA02)	8.700	+	4/30/2030	57,570
762,000	Morgan Stanley		10.000	+	8/31/2030	781,050
254,000	Morgan Stanley		7.250	+	9/30/2030	252,730
286,000	Morgan Stanley	5*(USISDA30-USISDA02)	7.250	+	10/30/2030	284,570
266,000	Morgan Stanley	10*(USISDA30-USISDA02)	7.250	+	11/30/2030	264,670
175,000	Morgan Stanley	10*(USISDA30-USISDA02)	10.000	+	11/30/2030	183,750
195,000	Morgan Stanley		5.392	+	2/28/2034	177,450
543,000	Morgan Stanley		5.392	+	2/28/2034	500,918
965,000	Morgan Stanley ^		5.800	+	3/31/2034	890,213
302,000	Morgan Stanley	4*(CMS30-CMS2)	5.392	+	4/30/2034	278,595

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2021

Principal		Variable Rate (%)	Coupon%		Maturity	Fair Value
	CORPORATE BONDS - 54.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 5.8% (Continued)
$599,000	Morgan Stanley		5.800	+	5/30/2034	$552,578
200,000	Morgan Stanley		5.800	+	7/31/2034	184,500
737,000	Morgan Stanley ^		8.100	+	9/30/2034	751,740
1,731,000	Morgan Stanley		6.750	+	11/28/2034	1,609,830
						35,626,299
	INSURANCE - 1.4%
7,720,000	AmTrust Financial Services, Inc.		6.125		8/15/2023	7,801,380
58,410	Atlas Financial Holdings, Inc.		6.625		4/26/2022	766,631
						8,568,011
	MACHINERY - 0.0%
2,500,000	Briggs & Stratton Corp. #		6.875		12/15/2020	209,375

	METALS & MINING - 2.7%
7,615,000	Alliance Resource Operating Partners LP**		7.500		5/1/2025	7,742,209
253,765	Ramaco Resources, Inc.		9.000		7/30/2026	6,775,526
1,894,000	Warrior Met Coal, Inc.**		8.000		11/1/2024	1,913,120
						16,430,855
	OIL & GAS PRODUCERS - 2.5%
7,000,000	Talos Production, Inc.		12.000		1/15/2026	7,605,185
8,000,000	W&T Offshore, Inc. **		9.750		11/1/2023	7,809,760
						15,414,945
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
2,000,000	Exterran Energy Solutions, L.P.		8.125		5/1/2025	1,938,520

	REAL ESTATE SERVICES - 0.9%
5,000,000	Carrington HLDG Company LLC **		8.000		1/1/2026	5,365,850

	REIT - 0.6%
101,000	Gladstone Land Corp.		5.000		1/31/2026	2,631,050
30,000	HC Government Realty Trust, Inc. **		7.000		8/14/2027	802,500
						3,433,550
	SEMICONDUCTOR - 1.0%
6,000,000	Uniquify, Inc.**		6.000		6/15/2024	6,000,000

	SOFTWARE - 2.0%
7,000,000	Adomni, Inc.		5.000		10/15/2024	7,000,000
5,130,000	Blast Motion, Inc.**		7.000		1/15/2024	5,206,950
17,963	Synchronoss Technologies, Inc.		8.375		6/30/2026	434,345
						12,641,295
	SPECIALTY FINANCE - 8.3%
2,000,000	ACRES Commercial Realty Corp.		5.750		8/15/2026	2,032,100
1,000,000	Dakota Financial, LLC **		5.000		9/30/2026	993,589
4,000,000	InvestCo, LLC **		5.125		8/13/2026	4,010,000
1,305,000	Morgan Stanley Finance LLC ^		9.000	+	9/30/2036	1,383,300
230,000	Morgan Stanley Finance LLC		10.000	+	12/30/2036	243,800
561,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	9.000	+	4/28/2037	594,660
1,357,000	Morgan Stanley Finance LLC	20*(USISDA30-USISDA02)	10.000	+	9/29/2037	1,411,280
4,000,000	National Funding, Inc. **		5.750		8/31/2026	4,010,000
7,000,000	Nexpoint Real Estate Finance, Inc.		5.750		5/1/2026	7,232,121
313,648	Ready Capital Corp.		7.000		8/15/2023	8,371,265
265,192	Ready Capital Corp.		5.750		2/15/2026	6,767,700
60,680	Sachem Capital Corp.		7.125		6/30/2024	1,532,170
74,152	Sachem Capital Corp.		6.875		12/30/2024	1,872,338
79,630	Sachem Capital Corp.		7.750		9/30/2025	2,058,435
3,000,000	Synergy One Lending, Inc.		5.500		10/14/2026	3,000,000
500,000	X-Caliber Funding, LLC **		11.000		9/24/2024	516,903
3,000,000	X-Caliber Funding, LLC **		5.000		9/24/2024	3,000,000
2,000,000	X-Caliber Funding, LLC **	1 Month LIBOR + 3.000%	4.000	+	10/1/2024	2,000,000
						51,029,661

	TOTAL CORPORATE BONDS (Cost - $331,393,472)					338,202,340

	NON U.S GOVERNMENT & AGENCIES - 0.9%
	SUPRANATIONAL - 0.9%
165,000	International Bank for Reconstruction & Development		2.812	+	6/30/2034	141,900
4,137,000	International Bank for Reconstruction & Development		3.213	+	7/31/2034	3,806,040
107,000	International Bank for Reconstruction & Development		2.612	+	8/28/2034	92,020
1,642,000	International Bank for Reconstruction & Development		2.277	+	8/28/2034	1,477,800
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost - $5,900,885)					5,517,760

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 5.0%
	MONEY MARKET - 5.0%
31,008,729	First American Government Obligations Portfolio, Class X, 0.03% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,008,729)	$31,008,729

	TOTAL INVESTMENTS - 103.7% (Cost - $631,897,704)	$639,135,970
	LIABILITIES LESS OTHER ASSETS - (3.7)%	(22,901,457)
	NET ASSETS - 100.0%	$616,234,513

+	Variable rate security, rate shown represents the rate at October 31, 2021.

++	Step rate, rate shown represents the rate at October 31, 2021.

*	Rate shown represents the rate at October 31, 2021, is subject to change and resets daily.

**	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At October 31, 2021, these securities amounted to $311,395,839 or 50.5% of net assets.

^	The security is illiquid; total illiquid securities represent 1.5% of net assets.

#	Defaulted security.

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate

CMS2 - Constant Maturity Swap 2 Year Rate

CMS30 - Constant Maturity Swap 30 Year Rate

USISDA02 - 2 Year USD ICE Swap Rate

USISDA05 - 5 Year USD ICE Swap Rate

USISDA10 - 10 Year USD ICE Swap Rate

USISDA30 - 30 Year USD ICE Swap Rate

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Statement of Assets and Liabilities
October 31, 2021 (Unaudited)

ASSETS
Investment securities:
At cost	$631,897,704
At fair value	$639,135,970
Dividend and Interest receivable	4,234,342
Receivable for Fund shares sold	1,960,077
Receivable for securities sold	139,693
Prepaid expenses and other assets	179,092
TOTAL ASSETS	645,649,174

LIABILITIES
Payable for securities purchased	$27,656,131
Payable for Fund shares redeemed	948,846
Dividends payable	367,208
Investment advisory fees payable	397,370
Distribution (12b-1) fees payable	44,131
Payable to related parties	569
Accrued expenses and other liabilities	406
TOTAL LIABILITIES	29,414,661
NET ASSETS	$616,234,513

NET ASSETS CONSIST OF:
Paid in capital	$609,224,177
Accumulated earnings	7,010,336
NET ASSETS	$616,234,513

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$504,466,211
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	47,248,853
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.68

Investor Class Shares:
Net Assets	$108,343,425
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10,104,455
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.72

Class A Shares:
Net Assets	$3,424,877
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	320,675
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.68
Maximum offering price per share (net asset value plus maximum sales charge of 1.25%) (c)	$10.82

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Statement of Operations
For the Six Months Ended October 31, 2021 (Unaudited)

INVESTMENT INCOME
Dividend	$3,640,480
Interest	8,955,246
TOTAL INVESTMENT INCOME	12,595,726

EXPENSES
Investment advisory fees	1,905,507
Distribution (12b-1) fees:
Investor Class	216,896
Class A	548
Administrative services fees	196,856
Third party Administration servicing fees	172,118
Transfer agent fees	45,805
Registration fees	43,850
Accounting services fees	35,547
Legal fees	34,742
Custodian fees	21,810
Printing and postage expenses	20,297
Compliance officer fees	13,098
Audit fees	11,842
Trustees fees and expenses	6,842
Insurance expense	6,733
Other expenses	17,713
TOTAL EXPENSES	2,750,204

NET INVESTMENT INCOME	9,845,522

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investments	3,390,423
Realized gain on investments	3,390,423

Net change in unrealized depreciation on:
Investments	(3,007,983)
Unrealized depreciation on investments	(3,007,983)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	382,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,227,962

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2021	April 30, 2021
	(Unaudited)
FROM OPERATIONS
Net investment income	$9,845,522	$8,752,674
Net realized gain from investments	3,390,423	1,348,300
Unrealized appreciation (depreciation) from investments	(3,007,983)	27,541,970
Net increase in net assets resulting from operations	10,227,962	37,642,944

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class I	(8,260,174)	(8,534,645)
Investor Class	(1,620,352)	(1,939,810)
Class A(1)	(9,414)	—
Net decrease in net assets resulting from distributions to shareholders	(9,889,940)	(10,474,455)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	268,011,919	189,935,932
Investor Class	52,841,023	54,905,200
Class A(1)	3,487,711	—
Net asset value of shares issued in reinvestment of distributions:
Class I	6,846,519	8,246,571
Investor Class	1,539,356	1,898,334
Class A	8,954	—
Payments for shares redeemed:
Class I	(37,801,302)	(50,230,323)
Investor Class	(14,819,261)	(15,978,818)
Class A(1)	(68,579)	—
Net increase in net assets from shares of beneficial interest	280,046,340	188,776,896

TOTAL INCREASE IN NET ASSETS	280,384,362	215,945,385

NET ASSETS
Beginning of Year	335,850,151	119,904,766
End of Year	$616,234,513	$335,850,151

SHARE ACTIVITY
Class I:
Shares Sold	25,102,801	18,307,979
Shares Reinvested	640,943	808,618
Shares Redeemed	(3,540,678)	(5,032,227)
Net increase in shares of beneficial interest outstanding	22,203,066	14,084,370

Investor Class:
Shares Sold	4,926,588	5,282,228
Shares Reinvested	143,485	185,390
Shares Redeemed	(1,381,991)	(1,539,328)
Net increase in shares of beneficial interest outstanding	3,688,082	3,928,290

Class A(1):
Shares Sold	326,251	18,307,979
Shares Reinvested	838	808,618
Shares Redeemed	(6,414)	(5,032,227)
Net increase in shares of beneficial interest outstanding	320,675	14,084,370

(1)	Class A commenced investment operations on July 23, 2021.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Period Ended
	October 31, 2021		April 30, 2021		April 30, 2020		April 30, 2019	April 30, 2018		April 30, 2017
	(Unaudited)
Net asset value, beginning of year/period	$10.67		$8.91		$10.13		$10.18	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.23		0.51		0.37		0.38	0.41		0.25
Net realized and unrealized gain (loss) on investments	0.01		1.86		(1.20)		(0.01)	(0.02	) (9)	0.15
Total from investment operations	0.24		2.37		(0.83)		0.37	0.39		0.40
Less distributions from:
Net investment income	(0.23)		(0.61)		(0.39)		(0.39)	(0.36)		(0.25)
Net realized gains	—		—		—		(0.03)	(0.00	) *	—
Total distributions	(0.23)		(0.61)		(0.39)		(0.42)	(0.36)		(0.25)
Net asset value, end of year/period	$10.68		$10.67		$8.91		$10.13	$10.18		$10.15
Total return (3)	2.23	% (4)	27.10	% (10)	(8.45	)% (10)	3.66%	4.00%		4.03	% (4)
Net assets, at end of year/period (000s)	$504,466		$267,123		$97,721		$40,723	$13,956		$262
Ratio of gross expenses to average net assets (5,7)	1.06	% (6)	1.13%		1.16%		1.66%	4.39%		91.70	% (6)
Ratio of net expenses to average net assets (7)	1.06	% (6)	1.28	% (11)	1.30	% (11)	1.30%	1.30%		1.30	% (6)
Ratio of net investment income to average net assets (7,8)	4.21	% (6)	4.98%		3.76%		3.78%	4.02%		3.11	% (6)
Portfolio Turnover Rate	21	% (4)	74%		106%		78%	138%		109	% (4)

	Investor Class
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Period Ended
	October 31, 2021		April 30, 2021		April 30, 2020		April 30, 2019	April 30, 2018		April 30, 2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.71		$8.92		$10.13		$10.19	$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.20		0.46		0.33		0.33	0.34		0.16
Net realized and unrealized gain (loss) on investments	0.01		1.85		(1.20)		(0.02)	0.01		0.20
Total from investment operations	0.21		2.31		(0.87)		0.31	0.35		0.36
Less distributions from:
Net investment income	(0.20)		(0.52)		(0.34)		(0.34)	(0.31)		(0.21)
Net realized gains	—		—		—		(0.03)	(0.00	) *	—
Total distributions	(0.20)		(0.52)		(0.34)		(0.37)	(0.31)		(0.21)
Net asset value, end of year/period	$10.72		$10.71		$8.92		$10.13	$10.19		$10.15
Total return (3)	1.98	% (4)	26.37%		(8.81)%		3.05%	3.53%		3.63	% (4)
Net assets, at end of year/period (000s)	$108,343		$68,727		$22,184		$6,166	$158		$53
Ratio of gross expenses to average net assets (5,7)	1.56	% (6)	1.63%		1.66%		2.16%	4.89%		89.19	% (6)
Ratio of net expenses to average net assets (7)	1.56	% (6)	1.78	% (11)	1.80	% (11)	1.80%	1.80%		1.80	% (6)
Ratio of net investment income to average net assets (7,8)	3.71	% (6)	4.50%		3.38%		3.23%	3.30%		1.97	% (6)
Portfolio Turnover Rate	21	% (4)	74%		106%		78%	138%		109	% (4)

(1)	Fund commenced investment operations on July 6, 2016.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(11)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

*	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Period Ended
	October 31, 2021
	(Unaudited)
Net asset value, beginning of period	$10.68
Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain (loss) on investments	(0.06)
Total from investment operations	0.06
Less distributions from:
Net investment income	(0.06)
Net realized gains	—
Total distributions	(0.06)
Net asset value, end of period	$10.68
Total return (3)	0.59	% (4)
Net assets, at end of period (000s)	$3,425
Ratio of gross expenses to average net assets (5,7)	1.33	% (6)
Ratio of net expenses to average net assets (7)	1.33	% (6)
Ratio of net investment income to average net assets (7,8)	4.15	% (6)
Portfolio Turnover Rate	21	% (4)

(1)	Class A commenced investment operations on July 23, 2021.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Notes to Financial Statements (Unaudited)
October 31, 2021

1.	ORGANIZATION

The Holbrook Income Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. Class I and Investor Class shares commenced investment operations on July 6, 2016. Class A shares commenced investment operations on July 23, 2021. The investment objective is to provide current income, with a secondary objective of capital preservation in a rising interest rate environment.

The Fund offers Class I, Investor Class and Class A shares. All classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than the Investor Class and Class A shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

Fair Valuation Process. The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii)administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each group. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Fair Value Committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2021, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$11,743,697	$10,010,600	$—	$21,754,297
Asset Backed Securities	—	239,734,359	—	239,734,359
Convertible Bonds	—	2,918,485	—	2,918,485
Corporate Bonds	116,575,187	221,627,153	—	338,202,340
Non U.S. Government & Agencies	—	5,517,760	—	5,517,760
Short-Term Investments	31,008,729	—	—	31,008,729
Total Assets	$159,327,613	$479,808,357	$—	$639,135,970

*	Refer to the Portfolio of Investments for classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years 2019-2021 or expected to be taken in the Fund’s April 30, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include a more full listing of risks associated with the Fund’s investments which include, but are not limited to: Baby Bond Risk, Business Development Company (“BDC”) Risk, Closed End Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Industry Concentration Risk, Investment Companies and Exchange-Traded

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

Funds (“ETFs”) Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Portfolio Turnover Risk, Preferred Stock Risk, Quantitative Investing Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk and Volatility Risk.

Baby Bonds Risk – The primary risk associated with the Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments. Baby bond securities are classified as Corporate Bonds on the Portfolio of Investments.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt securities are limited recourse obligations of their issuers. CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. CLO debt is not guaranteed by the issuer or any other party. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. [Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows.] Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”).

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR rates after publication on June 30, 2023, with the one week and two months USD LIBOR rates to cease after publication on December 31, 2021. The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rates Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace USD LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

publication. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events effect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended October 31, 2021, amounted to $371,201,540 and $98,514,847, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2022, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation)) will not exceed 1.30%, 1.80% and 1.55% of the Fund’s average daily net assets for Class I, Investor Class and Class A shares, respectively, subject to possible recoupment (or recapture) from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment (or recapture) can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and within three years of such waiver or reimbursement, the Fund’s Operating Expenses are subsequently less than 1.30%, 1.80% and 1.55% of average daily net assets attributable to Class I, Investor Class and Class A shares, respectively, the Advisor shall be entitled to recoupment or recapture from the Fund for such waived fees or reimbursed expenses provided that such recoupment (or recapture) does not cause the Fund’s expenses to exceed 1.30%, 1.80% and 1.55% of average daily net assets for Class I, Investor Class and Class A shares, respectively. If Fund Operating Expenses attributable to Class I, Investor Class, Class A shares subsequently exceed 1.30%, 1.80% and 1.55% per annum of the average daily net assets, the recoupment (or recapture) shall be suspended. During the six months ended October 31, 2021, the Advisor did not waive any expenses.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for the Investor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended October 31, 2021, pursuant to the Plan, the Investor Class paid $216,896 and Class A paid $548.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I, Investor Class and Class A shares. For the six months ended October 31, 2021, the Distributor received $0, $0 and $22,755 in underwriting commissions for sales of Class I, Investor Class and Class A shares, respectively, of which $0, $0 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class I, Investor Class and Class A shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Ultimus Funds Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$632,143,511	$11,598,512	$(4,606,053)	$6,992,459

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2021 and April 30, 2020 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	April 30, 2021	April 30, 2020
Ordinary Income	$10,346,421	$4,218,025

As of April 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$76,347	$—	$—	$(1,850,839)	$(134,182)	$8,580,988	$6,672,314

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, contingent debt payment instruments, trust preferred securities, partnerships and adjustments for accrued dividends payable.

At April 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$1,850,839	$—	$1,850,839	$—

To the extent permanent differences arise, resulting from differences in treatment for GAAP purposes versus their federal income tax-basis, reclassifications of such amounts within the components of net assets may be necessary. The Fund did not require any reclassifications for the fiscal year ended April 30, 2021.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2021

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2021, Charles Schwab & Co., Inc. held approximately 46% of the voting securities of the Holbrook Income Fund.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Holbrook Income Fund
Expense Example (Unaudited)
October 31, 2021

As a shareholder of the Holbrook Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from May 1, 2021, through October 31, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/01/2021	For the period	Value 10/31/2021	the Period*
Actual
Class I	$1,000.00	1.06%	$1,022.30	$5.40
Investor Class	1,000.00	1.56%	1,019.80	7.94
Class A **	1,000.00	1.55%	1,005.90	4.30

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/01/2021	For the period	Value 10/31/2021	the Period*
Hypothetical
Class I	$1,000.00	1.06%	$1,019.86	$5.40
Investor Class	1,000.00	1.56%	1,017.35	7.93
Class A **	1,000.00	1.55%	1,009.55	7.85

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Class A commenced operations on July 23, 2021, actual expenses are calculated from commencement date through October 31, 2021 (101) divided by the number of days in the fiscal year (365).

Holbrook Income Fund
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2021

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Advisor
Holbrook Holdings Inc
1032 Windy Elm Drive
Smyrna, GA 30082

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Holbrook-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies. Not Applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/6/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 1/6/2022